UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2014

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.1%
Alabama - 0.8%
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	$11,855,000	$12,164,415
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/15	500,000	515,845
Subordinated Lien	5.000%	10/1/16	1,000,000	1,065,140
Subordinated Lien	5.000%	10/1/17	2,250,000	2,448,878
Subordinated Lien	5.000%	10/1/18	2,000,000	2,210,280

Total Alabama				18,404,558

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	732,186
State Capital Project II	5.000%	12/1/18	500,000	575,455
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,411,800

Total Alaska				12,719,441

Arizona - 1.2%
Arizona State, COP, Department of Administration, AGM	5.000%	10/1/14	12,405,000	12,502,627
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,456,652
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,309,820
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,490,986
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,563,450	(a)(b)(c)

Total Arizona				25,323,535

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,232,568
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,092,490

Total Arkansas				2,325,058

California - 9.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	3.000%	7/1/16	800,000	822,760
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,663,204
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.500%	4/2/18	5,000,000	5,046,300	(b)(c)(d)
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.875%	4/1/19	3,000,000	3,039,060	(b)(c)(d)
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.760%	10/1/19	5,250,000	5,256,930	(b)(c)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,252,210
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,092,114
Northern California Retired Officers Community - Paradise Valley Estates Project	3.000%	1/1/17	480,000	505,224
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,410,615
California State Public Works Board, Lease Revenue:
California State University Project	5.000%	9/1/18	675,000	779,841

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 9.5% (continued)
Department of Corrections & Rehabilitation	3.000%	9/1/17	$750,000	$800,445
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	676,710
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,114,750
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,154,460
Judicial Council Projects	3.000%	3/1/18	3,190,000	3,415,661
California State, GO	0.610%	12/1/16	25,000,000	25,108,500	(b)(c)
California State, GO	4.000%	9/1/17	1,500,000	1,653,555
California State, GO	5.000%	9/1/17	5,000,000	5,663,750
California State, GO	4.000%	12/1/17	20,000,000	21,802,800	(b)(c)
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	11,637,400
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	11,565,000	12,926,368	(b)(c)
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	780,660
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,079,660
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	14,899,935
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,133,752
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,920,520
Contra Costa, CA, Water District Revenue	5.000%	10/1/18	2,000,000	2,338,160
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,111,843
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,552,297
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,595,285
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,581,225
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,505,126	(a)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,058,963
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,872,586
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,685,000	(a)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,490,592	(a)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/16	1,545,000	1,656,333
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	1,016,131
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	867,465
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,607,650
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,677,569
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,462,215
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/15	875,000	909,790
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,077,680
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,000,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,453,596
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	3,090,000	3,118,397	(e)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	1,910,000	1,927,648
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	3,020,000	3,200,838	(e)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	1,980,760
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,666,455

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 9.5% (continued)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	$650,000	$719,115

Total California				204,769,903

Colorado - 1.4%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,062,150	(b)(c)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,125,900	(b)(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	2,019,867
Stapleton	5.000%	12/1/17	4,000,000	4,469,920
Stapleton	5.000%	12/1/18	5,265,000	5,985,936
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,039,590
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,076,540
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,094,060

Total Colorado				30,873,963

Connecticut - 2.8%
Bridgeport, CT, GO	5.000%	8/15/14	1,000,000	1,001,730
Bridgeport, CT, GO	5.000%	8/15/15	3,950,000	4,124,472
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,701,803
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,845,953
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,969,141
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/16	1,195,000	1,310,067
Connecticut State University	5.000%	11/1/17	1,260,000	1,424,518
Yale University	0.800%	7/26/17	10,000,000	10,014,700	(b)(c)
Connecticut State, GO	0.590%	4/15/16	4,300,000	4,319,264	(b)
Connecticut State, GO	0.490%	9/15/16	2,000,000	2,003,600	(b)
Connecticut State, GO	0.740%	4/15/17	4,000,000	4,042,040	(b)
Connecticut State, GO	0.580%	9/15/17	5,000,000	5,020,800	(b)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/18	3,500,000	4,059,545
GAAP Conversion	5.000%	10/15/19	8,900,000	10,485,001
SIFMA Index	0.480%	3/1/18	2,500,000	2,509,250	(b)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,773,357	(a)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,747,119	(a)
West Haven, CT, GO, AGM	5.000%	8/1/16	1,095,000	1,182,622

Total Connecticut				61,534,982

District of Columbia - 0.3%
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/15	2,000,000	2,108,100	(a)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,110,150	(a)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	2,000,000	2,302,760	(a)

Total District of Columbia				5,521,010

Florida - 5.4%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,186,460
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,425,974
Citizens Property Insurance Corp., FL, Coastal	5.000%	6/1/15	10,000,000	10,390,700

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 5.4% (continued)
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	$1,075,000	$1,133,663
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,080,990
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,324,588	(b)(c)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	21,270,198
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,114,880
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,194,520
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,272,810
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	4,025,000	4,194,251	(a)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	1,750,000	1,910,685	(a)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,096,220	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	900,000	1,006,686
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,715,595
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/15	2,120,000	2,169,778
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,741,775
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	26,877,000	(b)(c)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,239,400
Miami-Dade County, FL, Special Obligation, Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,255,895
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,060,280
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,001,124
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,410,000	1,427,653
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,500,000	1,535,715
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,565,000	1,596,097

Total Florida				116,222,937

Georgia - 3.7%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,151,703
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,419,176	(b)(c)
Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,067,350	(b)(c)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,000,000	12,075,840	(b)(c)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,125,100	(b)(c)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,700,000	20,082,797	(b)(c)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,550,950	(b)(c)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,718,855	(b)(c)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,467,822
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,110,085

Total Georgia				80,769,678

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 0.3%
Hawaii State Airports System Revenue	4.000%	7/1/16	$2,500,000	$2,669,175	(a)
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,005,640
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,393,420
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	437,764

Total Hawaii				5,505,999

Illinois - 6.0%
Chicago, IL Motor Fuel Tax Revenue	2.000%	1/1/15	3,115,000	3,136,867
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,302,559
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	4.000%	1/1/19	20,000,000	21,989,000	(a)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,248,681
Harbor Facilities	5.000%	1/1/19	1,000,000	1,139,940
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,283,503
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,113,640	(b)(c)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,461,120	(b)(c)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,400,000	5,958,846
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,413,960
Illinois State, GO	5.000%	1/1/15	45,000,000	45,832,050
Illinois State, GO	3.000%	2/1/16	6,000,000	6,176,880
Illinois State, GO	5.000%	5/1/16	1,500,000	1,602,075
Illinois State, GO	5.000%	4/1/17	3,750,000	4,091,400
Illinois State, GO	4.000%	7/1/18	9,000,000	9,627,390
Illinois State, GO	5.000%	7/1/19	8,750,000	9,745,225

Total Illinois				129,123,136

Indiana - 1.9%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,017,720	(e)
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,825,153
Indiana Health Facility Financing Authority Revenue:
Ascension Health	4.000%	6/1/16	21,000,000	22,212,960	(b)(c)
Ascension Health	5.000%	7/28/16	4,000,000	4,328,640	(b)(c)

Total Indiana				41,384,473

Iowa - 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	25,920,000	27,264,211

Kentucky - 0.7%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	11,109,100
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,021,388

Total Kentucky				15,130,488

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & CDA, Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	$1,500,000	$1,509,060
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	397,723

Total Louisiana				1,906,783

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,180,246	(a)

Massachusetts - 2.4%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/14	915,000	919,017
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	1,006,249
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,069,919
Boston University	0.640%	3/30/17	7,000,000	7,001,470	(b)(c)
Partners Healthcare System Inc.	0.610%	1/30/18	8,935,000	8,945,454	(b)(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,178,059	(a)
Massachusetts State, GO:
Consolidated Loan	0.380%	1/1/17	21,000,000	21,038,010	(b)
Consolidated Loan	0.440%	9/1/14	7,500,000	7,501,200	(b)
Consolidated Loan	0.490%	1/1/18	800,000	803,304	(b)

Total Massachusetts				52,462,682

Michigan - 4.6%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,305,154
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,107,620
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,701,625
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	23,964,850
Michigan State Building Authority Revenue:
Facilities Program	4.000%	10/15/14	2,915,000	2,938,058
Facilities Program	4.000%	10/15/15	2,030,000	2,119,726
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,892,456
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,378,118
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,013,767
Michigan State Hospital Finance Authority Revenue, Ascension Health	1.400%	6/29/18	6,220,000	6,245,937	(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	11,000,000	(b)(c)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,245,422
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,827,888
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	2,850,464	(a)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	29,209,597	(a)

Total Michigan				98,800,682

Minnesota - 0.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health Care	5.000%	2/15/15	1,340,000	1,369,359

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.1%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	$1,000,000	$1,145,510

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,537,905

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,529,560
Nebraska State Public Power District Revenue, General	5.000%	1/1/21	3,500,000	4,151,420

Total Nebraska				8,680,980

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,126,900	(a)(b)(c)

New Jersey - 9.5%
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,849,085
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,095,220
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	1,696,000	1,704,870
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,088,280
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,085,650
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,096,040
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,011,120	(e)
School Facilities	5.000%	9/1/15	3,000,000	3,155,490	(e)
School Facilities	5.000%	9/1/16	4,605,000	5,026,634
School Facilities Construction	5.000%	12/15/14	2,000,000	2,035,380	(e)
New Jersey Health Care Facilities Financing Authority Revenue, Catholic Health East	5.000%	11/15/14	4,710,000	4,774,056
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,151,940
Rutgers University	5.000%	6/15/19	1,380,000	1,617,622
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,391,950
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,646,440
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	5,440,000	5,566,861	(a)
School Facilities Construction	5.000%	3/1/19	10,000,000	11,304,400
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,107,570
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,093,350	(e)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,770,585
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,095,210	(a)
Senior	4.000%	12/1/17	1,500,000	1,632,780	(a)
Senior	5.000%	12/1/18	3,000,000	3,398,760	(a)
Senior	3.000%	12/1/19	10,250,000	10,607,315	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transnportation System	5.000%	12/15/16	1,825,000	1,999,853
Transportation Program	4.000%	6/15/18	5,000,000	5,447,500

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 9.5% (continued)
Transportation System	5.000%	12/15/18	$8,300,000	$9,435,191
Transportation System, AMBAC	5.250%	12/15/15	5,550,000	5,907,142
New Jersey State Turnpike Authority Revenue	0.590%	1/1/16	32,500,000	32,511,700	(b)(c)
New Jersey State Turnpike Authority Revenue	0.540%	1/1/17	5,150,000	5,153,090	(b)
New Jersey State Turnpike Authority Revenue	1.000%	1/1/17	5,000,000	5,009,400	(b)(c)(d)
New Jersey State Turnpike Authority Revenue	0.610%	1/1/18	3,000,000	3,002,070	(b)
New Jersey State Turnpike Authority Revenue	0.675%	1/1/18	5,000,000	5,022,700	(b)(c)(d)
New Jersey State Turnpike Authority Revenue	0.810%	1/1/24	32,500,000	32,500,000	(b)(c)(f)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,517,840
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	682,942
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	833,017
Rutgers State University Revenue	4.000%	5/1/18	750,000	833,528
Trenton, NJ, GO	4.000%	7/15/18	1,370,000	1,508,986
Union County, NJ, GO	4.000%	3/1/18	1,000,000	1,101,680
Union County, NJ, GO	4.000%	3/1/19	1,500,000	1,675,665

Total New Jersey				203,448,912

New Mexico - 0.9%
Albuquerque, NM, Airport Revenue, AGM	5.000%	7/1/15	1,800,000	1,877,112	(a)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada	1.000%	8/1/19	15,000,000	17,380,200	(b)(c)(d)

Total New Mexico				19,257,312

New York - 9.5%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue, Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,373,899
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	904,100
YMCA of Greater New York Project	5.000%	8/1/17	660,000	730,336
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,158,340
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	664,602
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	740,350
MTA, NY, Dedicated Tax Fund Revenue	0.640%	11/1/19	3,155,000	3,155,946	(b)(c)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	492,283
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,347,802
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,417,991
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,062,160
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	775,886
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,875,330
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,848,287
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,675,912
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,102,520
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,065,080	(a)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,708,211	(a)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	11/1/14	20,935,000	21,180,358
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,062,120	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 9.5% (continued)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	$1,085,000	$1,143,536
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,099,120
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	38,000,000	44,118,000
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	34,056,990
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,395,738
Transportation	4.000%	3/15/18	1,000,000	1,110,650
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	1,115,000	1,138,616
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,078,008
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,141,334
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,198,200
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	2,685,000	2,674,958
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	8,357,100
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,000,000	7,785,470
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	20,261,800	(b)(c)
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,628,385
Restructuring	5.000%	12/15/18	1,000,000	1,108,490

Total New York				204,637,908

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.800%	12/1/17	4,790,000	4,769,834	(b)(c)

North Dakota - 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,049,380	(a)(b)(c)

Ohio - 3.8%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,482,435
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,127,490
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,526,040
Lancaster, OH, Port Authority Gas Revenue	1.000%	8/1/19	2,000,000	2,007,740	(b)(d)
Lancaster, OH, Port Authority Gas Revenue	1.000%	2/1/19	2,000,000	2,007,740	(b)(d)
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,684,264	(b)(c)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,237,960	(b)(c)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,169,049	(b)(c)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	10,014,329
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,024,210
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	1,360,000	1,483,080
Ohio State University Revenue	5.000%	12/1/14	6,605,000	6,709,227

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 3.8% (continued)
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	$3,150,000	$3,198,226	(b)(c)
Water Development, Fresh Water Revenue	5.000%	12/1/18	3,000,000	3,506,340
Water Development, Fresh Water Revenue	5.000%	6/1/19	1,665,000	1,957,141

Total Ohio				81,135,271

Oklahoma - 0.1%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,648,963
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,656,135

Total Oklahoma				3,305,098

Oregon - 0.2%
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,057,482
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,150,036
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,085,230
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,140,500

Total Oregon				4,433,248

Pennsylvania - 8.0%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,118,690
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	566,860
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	8,560,860
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,172,112
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,191,600	(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	4.000%	1/1/15	1,000,000	1,011,860
Port District Project	5.000%	1/1/16	1,215,000	1,277,925
Port District Project	5.000%	1/1/17	2,100,000	2,254,896
Port District Project	5.000%	1/1/18	1,235,000	1,349,114
Port District Project	5.000%	1/1/19	3,490,000	3,879,484
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	20,250,000	20,621,790	(b)(c)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	528,650	(a)
Amtrak Project	5.000%	11/1/16	325,000	352,723	(a)
Amtrak Project	5.000%	11/1/17	1,920,000	2,139,379	(a)
Amtrak Project	3.000%	11/1/18	750,000	785,617	(a)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,466,770
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,485,725
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,471,720
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,237,791

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 8.0% (continued)
AICUP Financing Program-Messiah College	4.000%	11/1/18	$700,000	$761,670
Delaware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	684,787
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,084,322
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	309,378
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	275,592
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	583,492
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	1,250,000	1,253,262	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,010,130	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	631,519	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,009,160	(a)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,058,086
Pennsylvania State Turnpike Commission Revenue	0.760%	12/1/19	10,000,000	10,038,900	(b)
Pennsylvania State Turnpike Commission Revenue	0.940%	12/1/20	11,500,000	11,599,820	(b)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.660%	12/1/17	14,000,000	14,079,520	(b)
SIFMA	0.740%	12/1/18	9,750,000	9,809,670	(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,018,340
Temple University Health System	5.000%	7/1/16	1,000,000	1,035,050
Temple University Health System	5.000%	7/1/17	1,000,000	1,049,250
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,037,600
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	4.000%	11/15/14	4,330,000	4,377,500
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,704,402	(a)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,373,850
AGM	5.000%	11/1/17	4,875,000	5,448,446

Total Pennsylvania				172,707,312

South Carolina - 1.1%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,037,320
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	521,840
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	553,435
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,714,140
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,826,160
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,088,000

Total South Carolina				22,740,895

Tennessee - 2.0%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	26,573,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,255,300
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,377,000
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,432,657

Total Tennessee				43,638,207

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 10.5%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	$1,000,000	$1,098,270
Senior Lien	5.000%	1/1/19	500,000	555,135
Clear Creek, TX, ISD, GO	3.000%	8/14/19	9,000,000	9,637,560	(b)(c)
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,915,446
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,531,815
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,528,700
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,102,660
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,270,780
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,158,370
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,177,840
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	0.640%	12/1/19	3,425,000	3,422,500	(b)(c)
Memorial Hermann Healthcare System	0.360%	6/1/15	1,700,000	1,701,394	(b)
Memorial Hermann Healthcare System	0.460%	6/1/16	2,175,000	2,182,482	(b)
Memorial Hermann Healthcare System	0.560%	6/1/17	3,600,000	3,615,012	(b)
Memorial Hermann Healthcare System	0.810%	6/1/20	1,065,000	1,070,229	(b)
Harris County, TX, Revenue:
Toll Road	0.490%	8/15/15	3,715,000	3,718,009	(b)
Toll Road	0.590%	8/15/16	1,600,000	1,601,600	(b)
Toll Road	0.700%	8/15/16	10,000,000	10,009,100	(b)(c)
Toll Road	0.690%	8/15/17	5,500,000	5,518,150	(b)
Toll Road	0.840%	8/15/18	4,500,000	4,519,395	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,424,837	(a)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,164,000	(a)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	3,910,730	(b)(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,071,740	(a)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,325,798	(a)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	8/1/20	5,000,000	5,000,000	(a)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	15,000,000	15,308,400	(b)(c)
North Texas Tollway Authority Revenue, First Tier	0.860%	1/1/19	8,000,000	8,020,320	(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,000,000	1,128,930
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,825,493
Financing System	5.000%	5/15/18	1,000,000	1,153,950
Financing System	5.000%	5/15/19	2,250,000	2,642,377
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	38,325,000	42,187,777
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,828,682
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,521,923
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,390,840
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	21,340,800	(g)
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	18,000,000	18,056,700	(b)(c)

Total Texas				226,637,744

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/14	$3,000,000	$3,020,970
Subordinated Lien	5.000%	10/1/14	3,250,000	3,272,718

Total U.S. Virgin Islands				6,293,688

Utah - 0.8%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,261,621
School Board Guaranty	2.000%	7/1/17	1,000,000	1,010,440
School Board Guaranty	2.000%	7/1/18	2,100,000	2,114,322
School Board Guaranty	2.000%	7/1/19	2,195,000	2,202,265
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,366,800

Total Utah				16,955,448

Virginia - 1.4%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	749,441
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	15,000,000
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,231,200	(b)(c)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	3,500,000	3,539,235	(b)(c)

Total Virginia				29,519,876

Washington - 0.1%
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,292,856
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/14	1,550,000	1,567,453

Total Washington				2,860,309

West Virginia - 0.3%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,087,780	(a)(b)(c)

Wisconsin - 0.1%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	817,357	(a)
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,644,390

Total Wisconsin				2,461,747

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,977,429,852)				2,006,024,388

SHORT-TERM INVESTMENTS - 7.5%
California - 0.1%
California Statewide CDA Revenue, Kaiser Permanente	0.040%	4/1/45	1,500,000	1,500,000	(h)(i)
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.070%	3/15/32	300,000	300,000	(a)(h)(i)

Total California				1,800,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 0.5%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.080%	6/1/48	$1,500,000	$1,500,000	(a)(h)(i)
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.050%	11/15/33	3,700,000	3,700,000	(h)(i)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.110%	8/1/18	3,200,000	3,200,000	(a)(h)(i)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.060%	10/1/48	700,000	700,000	(h)(i)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.050%	1/15/27	2,500,000	2,500,000	(h)(i)

Total Florida				11,600,000

Georgia - 0.1%
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.060%	6/1/23	1,500,000	1,500,000	(h)(i)

Illinois - 0.4%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.230%	7/1/18	1,500,000	1,500,000	(a)(h)(i)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.050%	6/1/35	6,065,000	6,065,000	(h)(i)

Total Illinois				7,565,000

Indiana - 0.2%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.080%	2/1/37	4,400,000	4,400,000	(h)(i)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.050%	7/1/46	500,000	500,000	(h)(i)
Massachusetts State, GO, Consol Loan	0.380%	1/1/17	500,125	500,125	(h)(i)

Total Massachusetts				1,000,125

Minnesota - 0.2%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.050%	8/15/32	5,000,000	5,000,000	(h)(i)

Mississippi - 0.1%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron U.S.A. Inc.	0.050%	11/1/35	1,400,000	1,400,000	(h)(i)

Missouri - 0.4%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.060%	10/1/24	6,400,000	6,400,000	(h)(i)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.040%	10/1/35	3,000,000	3,000,000	(h)(i)

Total Missouri				9,400,000

Nevada - 0.3%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	6,675,000	6,675,000	(h)(i)
Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	200,000	200,000	(h)(i)

Total Nevada				6,875,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.2%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.190%	11/1/20	$5,000,000	$5,000,000	(a)(h)(i)

New York - 2.8%
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.050%	12/1/29	4,600,000	4,600,000	(h)(i)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	645,000	645,000	(h)(i)
LIQ-Dexia Credit Local	0.230%	4/1/35	7,800,000	7,800,000	(h)(i)
SPA-Dexia Credit Local	0.200%	8/1/28	13,650,000	13,650,000	(h)(i)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.050%	5/1/18	4,400,000	4,400,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	7,400,000	7,400,000	(h)(i)
SPA-Dexia Credit Local	0.200%	6/15/32	2,800,000	2,800,000	(h)(i)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Citibank N.A.	0.050%	8/1/31	200,000	200,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	4,350,000	4,350,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/23	4,300,000	4,300,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	5,200,000	5,200,000	(h)(i)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	800,000	800,000	(h)(i)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	4,380,000	4,380,000	(h)(i)
Triborough Bridge & Tunnel Authority, NY, Revenues	0.060%	11/1/35	800,000	800,000	(h)(i)

Total New York				61,325,000

North Carolina - 1.5%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	9,455,000	9,455,000	(h)(i)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.050%	7/1/36	3,900,000	3,900,000	(h)(i)
SPA-Wells Fargo Bank N.A.	0.050%	7/1/27	4,400,000	4,400,000	(h)(i)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.050%	3/1/35	3,900,000	3,900,000	(h)(i)
SPA-Wells Fargo Bank N.A.	0.050%	3/1/35	600,000	600,000	(h)(i)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.050%	2/1/34	10,280,000	10,280,000	(h)(i)

Total North Carolina				32,535,000

Oregon - 0.0%
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.070%	6/1/41	100,000	100,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.1%
Mercer County, PA, GO	0.090%	10/1/31	$1,500,000	$1,500,000	(h)(i)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.070%	4/1/26	100,000	100,000	(a)(h)(i)

Total Pennsylvania				1,600,000

Texas - 0.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.040%	6/1/29	1,400,000	1,400,000	(h)(i)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.080%	12/1/41	300,000	300,000	(h)(i)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.060%	8/1/37	4,000,000	4,000,000	(h)(i)

Total Texas				5,700,000

Vermont - 0.3%
Vermont State Housing Finance Agency Revenue	0.080%	5/1/33	2,455,000	2,455,000	(a)(h)(i)
Vermont State Housing Finance Agency Revenue:
AGM	0.090%	5/1/37	1,900,000	1,900,000	(a)(h)(i)
Multiple Purpose, SPA-Bank of New York Mellon	0.090%	11/1/37	1,200,000	1,200,000	(a)(h)(i)

Total Vermont				5,555,000

Virginia - 0.0%
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.040%	6/1/43	300,000	300,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $162,655,125)				162,655,125

TOTAL INVESTMENTS - 100.6% (Cost - $2,140,084,977#)				2,168,679,513
Liabilities in Excess of Other Assets - (0.6)%				(12,085,119)

TOTAL NET ASSETS - 100.0%				$2,156,594,394

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is purchased on a when-issued basis.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	—Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry And Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

Summary of Investments by Industry *

Transportation	21.6%
Industrial Revenue	16.9
State General Obligation	8.5
Health Care	7.9
Local General Obligation	6.3
Leasing	6.2
Special Tax Obligation	6.1
Power	5.1
Education	4.7
Water & Sewer	2.7
Pre-Refunded/Escrowed to Maturity	2.1
Solid Waste/Resource Recovery	1.1
General Obligation	1.0
Housing	0.9
Student Municipals	0.8
Other	0.5
Public Facilities	0.1
Short-Term Investments	7.5
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2014 and are subject to change.

Ratings Table †

Standard & Poor’s/Moody’s/Fitch ‡

AAA/Aaa	7.0%
AA/Aa	32.8
A	40.7
BBB/Baa	7.0
BB/Ba	4.0
B/B	0.2
A-1/VMIG 1	7.6
NR	0.7
100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,006,024,388	—	$2,006,024,388

Short-term investments†	—	162,655,125	—	162,655,125

Total investments	—	$2,168,679,513	—	$2,168,679,513

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,131,768
Gross unrealized depreciation	(2,537,232)

Net unrealized appreciation	$28,594,536

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2014